Operating segment and geographic data (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information
Revenues	$ 39,830	$ 41,848	$ 39,336
Long-lived assets at December 31	5,652	6,254
Europe
Segment Reporting Information
Revenues	13,674	14,385	14,073
Long-lived assets at December 31	3,460	3,798
AmericaMember
Segment Reporting Information
Revenues	11,482	12,115	10,699
Long-lived assets at December 31	1,215	1,450
Asia
Segment Reporting Information
Revenues	10,874	11,230	10,750
Long-lived assets at December 31	789	850
Middle East and Africa
Segment Reporting Information
Revenues	3,800	4,118	3,814
Long-lived assets at December 31	$ 188	$ 156